Interests in Other Entities - Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Carrying value	£ 11,635	£ 11,635
Santander UK plc
Disclosure of subsidiaries [line items]
Carrying value	11,268	11,268
Value in use	12,610	15,461
Headroom	£ 1,342	£ 4,193
Increase in discount rate	1.35%	4.50%
Decrease in cash flows	11.00%	27.00%
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Carrying value	£ 337	£ 337
Value in use	497	359
Headroom	£ 160	£ 22
Increase in discount rate	7.20%	0.75%
Decrease in cash flows	32.00%	6.00%